Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The unaudited condensed consolidated balance sheets as of January 31, 2025 and for the unaudited condensed consolidated statement of operations and comprehensive loss for the three and six months ended January 31, 2025 and 2024 have been prepared without audit, pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 10-K for the fiscal year ended July 31, 2024, which was filed with the SEC on November 13, 2024.

In the opinion of the management, the accompanying condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended July 31, 2024. The results of operations for the three and six months ended January 31, 2025 and 2024 are not necessarily indicative of the results for the full years.

The unaudited condensed consolidated financial statements of the Company include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements of the Company include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

In preparing the condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the condensed consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, revenue recognition, provision necessary for contingent liabilities and realization of deferred tax assets. Actual results could differ from those estimates.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, revenue recognition, provision necessary for contingent liabilities and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains all of its bank accounts in the United States.

Accounts Receivable, net

Accounts Receivable, net

On August 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance had no impact on the allowance for credit losses for accounts receivable.

After the adoption of ASU 2016-13, The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the condensed consolidated statements of operations and comprehensive loss. The Company uses loss-rate methods to estimate allowance for credit loss. The Company assesses collectability by reviewing accounts receivable on an individual basis because the Company had limited customers and each of them has difference characteristics, primarily based on business line and geographical area. In determining the amount of the allowance for credit losses, the Company multiplied the loss rate with the amortized cost of accounts receivable. The loss rate refers to the corporate default rate published by credit rating companies, which considers current economic conditions, reasonable and supportable forecasts of future economic conditions. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable.

Accounts Receivable, net

On August 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance had no impact on the allowance for credit losses for accounts receivable.

Prior to the Company’s adoption of ASU 2016-13, accounts receivable are presented net of allowance for doubtful accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the condensed consolidated statements of operations and comprehensive loss. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

After the adoption of ASU 2016-13, The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of operations and comprehensive loss. The Company uses loss-rate methods to estimate allowance for credit loss. The Company assesses collectability by reviewing accounts receivable on an individual basis because the Company had limited customers and each of them has difference characteristics, primarily based on business line and geographical area. In determining the amount of the allowance for credit losses, the Company multiplied the loss rate with the amortized cost of accounts receivable. The loss rate refers to the corporate default rate published by credit rating companies, which considers current economic conditions, reasonable and supportable forecasts of future economic conditions. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. For the year ended July 31, 2024, the Company did not provide allowance for credit losses.

Investment in Trading Securities

Investment in Trading Securities

Equity securities not accounted for using the equity method are carried at fair value with changes in fair value recorded in the condensed consolidated statements of operations and comprehensive income (loss), according to ASC 321 “Investments — Equity Securities”. During the three and six months ended January 31, 2025 and 2024, the Company purchased certain publicly-listed equity securities through various open market transactions and accounted for such investments as “investment in trading securities” and subsequently measure the investments at fair value. In addition, during the six months ended January 31, 2025, the Company was also granted ordinary shares of a listed company as capital contribution from a shareholder. The Company initially accounted for the share as “investment in trading securities” at fair value by reference to the prevailing market price on shares grant date, and subsequently measure the share awards at fair value. For the three months ended January 31, 2025 and 2024, the Company recognized a loss of $1,286,722 and a gain of $80,670 from investments in trading securities, respectively. For the six months ended January 31, 2025 and 2024, the Company recognized a loss of $1,138,564 and $28,734 from investments in trading securities, respectively.

Investment in Trading Securities

Equity securities not accounted for using the equity method are carried at fair value with changes in fair value recorded in the consolidated statements of operations and comprehensive loss, according to ASC 321 “Investments — Equity Securities”. During the years ended July 31, 2024 and 2023, the Company purchased certain publicly-listed equity securities through various open market transactions and accounted for such investments as “investment in trading securities” and subsequently measure the investments at fair value. The Company recognized a loss of $381,370 and a gain of $192,102 from investment in trading securities for the years ended July 31, 2024 and 2023.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Furniture, fixtures and equipment	3-5 years
Transportation vehicles	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive loss as other income or expenses.

Intangible assets, net

Intangible assets, net

The Company capitalizes certain platform and software development costs related to the consulting services during the application development stage. The costs related to preliminary project activities and post-implementation activities are expensed as incurred. Capitalized software development costs are depreciated on a straight-line basis over the estimated useful life of 4 years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets, including plant and equipment and intangible with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

For the years ended July 31, 2024 and 2023, the Company did not record impairment against long-lived assets, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 – inputs to the valuation methodology are unobservable.

Fair value of investment in trading securities are based on quoted prices in active markets. The carrying amounts of the Company’s other financial instruments including cash and cash equivalents, accounts receivable due from a related party, deposits, due from related parties, accounts payable, and accrued expenses and other current liabilities approximate their fair values because of the short-term nature of these assets and liabilities. For lease liabilities and long-term payable, fair value approximates their carrying value at the year-end as the interest rates used to discount the host contracts approximate market rates. For the three and six months ended January 31, 2025 and 2024, there are no transfers between different levels of inputs used to measure fair value.

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 – inputs to the valuation methodology are unobservable.

Fair value of investment in trading securities are based on quoted prices in active markets. The carrying amounts of the Company’s other financial instruments including cash and cash equivalents, accounts receivable, deposits, due from and due to related parties, other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair values because of the short-term nature of these assets and liabilities. For lease liabilities and long-term payable, fair value approximates their carrying value at the year-end as the interest rates used to discount the host contracts approximate market rates. For the year end July 31, 2024 and 2023, there are no transfers between different levels of inputs used to measure fair value.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606 Revenue from Contracts with Customers (“ASC 606”).

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

For the three and six months ended January 31, 2025 and 2024, the Company primarily generated revenues from consulting services to customers who would like to go public.

The Company provides various consulting services to its members, especially to those who have the intention to be publicly listed in the stock exchanges in the United States and other countries. The Company categorizes its consulting services into three Phases:

Phase I consulting services primarily include due diligence review, market research and feasibility study, business plan drafting, accounting record review, and business analysis and recommendations. Management estimates that Phase I normally takes about three months to complete based on its past experience.

Phase II consulting services primarily include reorganization, pre-listing education and tutoring, talent search, legal and audit firm recommendation and coordination, VIE contracts and other public-listing related documents review, merger and acquisition planning, investor referral and pre-listing equity financing source identification and recommendations, and independent directors and audit committee candidate’s recommendation. Management estimates that Phase II normally takes about eight months to complete based on its past experience.

Phase III consulting services primarily include shell company identification and recommendation for customers expecting to become publicly listed through reverse merger transaction; assistance in preparation of customers’ public filings for IPO or reverse merger transactions; and assistance in answering comments and questions received from regulatory agencies. Management believes it is very difficult to estimate the timing of this phase of service as the completion of Phase III services is not within the Company’s control.

Each phase of consulting services is stand-alone and fees associated with each phase are clearly identified in service agreements. Revenue from providing Phase I and Phase II consulting services to customers is recognized ratably over the estimated completion period of each phase as the Company’s performance obligations related to these services are carried out over the whole duration of each Phase. Revenue from providing Phase III consulting services to customers is recognized upon completion of the reverse merger transaction or IPO transaction when the Company’s promised services are rendered and the Company’s performance obligations are satisfied. Revenue that has been billed and not yet recognized is reflected as deferred revenue on the balance sheet.

Depending on the complexity of the underlying service arrangement and related terms and conditions, significant judgments, assumptions, and estimates may be required to determine when substantial delivery of contract elements has occurred, whether any significant ongoing obligations exist subsequent to contract execution, whether amounts due are collectible and the appropriate period or periods in which, or during which, the completion of the earnings process occurs. Depending on the magnitude of specific revenue arrangements, adjustment may be made to the judgments, assumptions, and estimates regarding contracts executed in any specific period.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606 Revenue from Contracts with Customers (“ASC 606”).

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

For the years ended July 31, 2024 and 2023, the Company primarily generated revenues from consulting services to customers who would like to go public. As of July 31, 2024, the Company had uncompleted performance obligation s of $400,000.

The Company provides various consulting services to its members, especially to those who have the intention to be publicly listed in the stock exchanges in the United States and other countries. The Company categorizes its consulting services into three Phases:

Phase I consulting services primarily include due diligence review, market research and feasibility study, business plan drafting, accounting record review, and business analysis and recommendations. Management estimates that Phase I normally takes about three months to complete based on its past experience.

Phase II consulting services primarily include reorganization, pre-listing education and tutoring, talent search, legal and audit firm recommendation and coordination, VIE contracts and other public-listing related documents review, merger and acquisition planning, investor referral and pre-listing equity financing source identification and recommendations, and independent directors and audit committee candidate’s recommendation. Management estimates that Phase II normally takes about eight months to complete based on its past experience.

Phase III consulting services primarily include shell company identification and recommendation for customers expecting to become publicly listed through reverse merger transaction; assistance in preparation of customers’ public filings for IPO or reverse merger transactions; and assistance in answering comments and questions received from regulatory agencies. Management believes it is very difficult to estimate the timing of this phase of service as the completion of Phase III services is not within the Company’s control.

Each phase of consulting services is stand-alone and fees associated with each phase are clearly identified in service agreements. Revenue from providing Phase I and Phase II consulting services to customers is recognized ratably over the estimated completion period of each phase as the Company’s performance obligations related to these services are carried out over the whole duration of each Phase. Revenue from providing Phase III consulting services to customers is recognized upon completion of the reverse merger transaction or IPO transaction when the Company’s promised services are rendered and the Company’s performance obligations are satisfied. Revenue that has been billed and not yet recognized is reflected as deferred revenue on the balance sheet.

Depending on the complexity of the underlying service arrangement and related terms and conditions, significant judgments, assumptions, and estimates may be required to determine when substantial delivery of contract elements has occurred, whether any significant ongoing obligations exist subsequent to contract execution, whether amounts due are collectible and the appropriate period or periods in which, or during which, the completion of the earnings process occurs. Depending on the magnitude of specific revenue arrangements, adjustment may be made to the judgments, assumptions, and estimates regarding contracts executed in any specific period.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of January 31, 2025. As of January 31, 2025, all of the Company’s income tax returns for the tax years ended December 31, 2019 through December 31, 2023 remain open for statutory examination by relevant tax authorities.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of July 31, 2024. As of July 31, 2024, all of the Company’s income tax returns for the tax years ended December 31, 2019 through December 31, 2023 remain open for statutory examination by relevant tax authorities.

Loss per Share

Loss per Share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended July 31, 2024 and 2023, there were no dilutive shares.

Operating Leases

Operating Leases

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rates implicit in the lease cannot be readily determined, the incremental borrowing rates at the lease commencement date are used in determining the imputed interest and present value of lease payments. The incremental borrowing rates were determined using a portfolio approach based on the rates of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term.

Government grants

Government grants

Government grants include cash subsidies from various government agencies received by the subsidiaries of the Company. Government grants are recognized as other income when all conditions attached to the grants are fulfilled and recorded in the unaudited condensed consolidated statements of operations and comprehensive loss. For the fiscal years ended July 31, 2024 and 2023, the Company received Employee Retention Tax Credit of $ 51,896 and $nil from Internal Review Service (“IRS”) of the United States.

Statement of Cash Flows		Statement of Cash Flows In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies.
Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is Dr. Kamran Khan, the Chairman of the Board of Directors and CEO.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company’s operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the management has determined that the Company now operates in one operating segment with one reporting segment as of January 31, 2025 and July 31, 2024, which is the consulting service business.

Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is Mr. Liu, the Chairman of the Board of Directors and CEO.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company’s operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the management has determined that the Company now operates in one operating segment with one reporting segment as of July 31, 2024 and 2023, which is the consulting service business.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Risks and Uncertainty

Risks and Uncertainty

(a) Credit risk

As of January 31, 2025, the Company held cash and cash equivalents of $5,242,239 deposited in the banks located in the U.S., which were insured by FDIC up to $250,000, and held cash and cash equivalents of $27,451 deposited in the investment bank accounts located in the U.S.

(b) Concentration risk

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company has a concentration of its revenues and receivables with specific customers. For the three and six months ended January 31, 2025, one customer accounted for 100% of the Company’s consolidated revenue. For the three months ended January 31, 2024, one customer accounted for 100% of the Company’s consolidated revenue. For the six months ended January 31, 2024, four customers accounted for 40%, 33%, 17% and 10% of the Company’s consolidated revenue.

As of January 31, 2025, Company’s accounts receivable balance is nil. As of July 31, 2024, one related party customer accounted for 100% of the Company’s consolidated accounts receivable.

For the three and six months ended January 31, 2025 and 2024, substantially all of the Company’s revenues was generated from providing going public related consulting services to customers. The Company plans to mitigate the risks by transitioning its consulting services from the PRC based customers to more international customers.

(c) Other risks and uncertainties

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Risks and Uncertainty

(a)	Credit risk

As of July 31, 2024, the Company held cash and cash equivalents of $395,506 deposited in the banks located in the U.S., which were insured by FDIC up to $250,000, and held cash and cash equivalents of $841,409 deposited in the investment bank accounts located in the U.S. and cash and cash equivalents of $12,461 deposited in an investment bank accounts located in Singapore, which are not insured by FDIC.

(b)	Concentration risk

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company has a concentration of its revenues and receivables with specific customers. For the year ended July 31, 2024, two customers accounted for 40% and 32% of the Company’s consolidated revenue, respectively. For the year ended July 31, 2023, three customers accounted for 53%, 25% and 22% of the Company’s consolidated revenue, respectively.

As of July 31, 2024, one related party customer accounted for 100% of the Company’s consolidated accounts receivable, respectively. As of July 31, 2023, two customers accounted for 54% and 46% of the Company’s consolidated accounts receivable, respectively.

For the years ended July 31, 2024 and 2023, substantially all of the Company’s revenues was generated from providing going public related consulting services to customers. The risk is mitigated by the Company’s plan to transition its consulting services from the PRC based customers to more international customers.

(c)	Other risks and uncertainties

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company is in the process of evaluating the impact of ASU 2023-09 on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is in the process of evaluating the impact of ASU 2023-06 on the consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures, which emphasizes the importance of providing more granular and detailed expense information in financial statements. The update requires entities to disaggregate expenses by nature and function on the income statement, offering a clearer picture of an entity's cost structure and operational efficiency. This enhanced disclosure is intended to improve the transparency and comparability of financial reporting. Entities must apply the new guidance retrospectively to all periods presented in the financial statements. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is in the process of assessing the impact of these changes on its financial reporting and will implement the necessary adjustments to comply with the updated standards.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s condensed consolidated results of operations or financial position.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company is in the process of evaluating the impact of ASU 2023-09 on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is in the process of evaluating the impact of ASU 2023-06 on the consolidated financial statements.

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements. The Company assessed that the adoption of ASU 2023-01 had no significant impact on the consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s consolidated results of operations or financial position.

Liquidity and going concern

Liquidity and going concern

For the six months ended January 31, 2025 and 2024, the Company reported a net loss of approximately $2.3 million and $1.0 million, respectively, and operating cash outflows approximately $1.2 million and approximately $0.02 million. In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flow in the future to support its operating and capital expenditure commitments. Because of a history of net losses from operations, cash out from operating activities, and the requirement of additional capital to fund our current operating plan at January 31, 2025, these factors indicate the existence of an uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern.

In January 2025, the Company issued and sold 3,820,000 ordinary shares to certain non-affiliated institutional investors at a price of US$1.25 per share for gross proceeds of US$4.8 million. The Company recorded net proceeds of approximately $4.8 million.

As of January 31, 2025, the Company had cash of approximately $5.3 million, short-term investments in trading securities of approximately $2.8 million and due from a related party of $0.6 million, which were highly liquid. On the other hand, the Company had current liabilities of approximately $0.8 million. The Company’s cash and short-term investments in trading securities could well cover the current liabilities. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.